Summary Of Significant Accounting Policies (Schedule of movement in Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Business Combination Segment Allocation [Line Items]
Beginning balance	$ 476,887	$ 472,366
Business combinations	33,810	4,396
Foreign currency adjustments	(127)	125
Ending balance	510,570	476,887
VITAS [Member]
Business Combination Segment Allocation [Line Items]
Beginning balance	328,301	328,301
Business combinations	5,030
Foreign currency adjustments
Ending balance	333,331	328,301
Roto-Rooter [Member]
Business Combination Segment Allocation [Line Items]
Beginning balance	148,586	144,065
Business combinations	28,780	4,396
Foreign currency adjustments	(127)	125
Ending balance	$ 177,239	$ 148,586